Schedule of Investments (unaudited) September 30, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Fixed Income Funds — 0.7%
iShares National Muni Bond ETF(a)	625,000	$64,087,500

Total Investment Companies — 0.7% (Cost: $65,623,028)		64,087,500

	Par (000)

Municipal Bonds

Alabama — 4.3%
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, Series C, 5.00%, 11/15/46	$60,000	60,419,067
Black Belt Energy Gas District, RB(b)
Series A, 5.25%, 01/01/54	4,500	4,542,660
Series C-1, 5.25%, 02/01/53	62,425	63,142,139
Series F, 5.50%, 11/01/53	11,170	11,368,122
Black Belt Energy Gas District, Refunding RB, Series D-1, 5.50%, 06/01/49(b)	29,795	30,359,764
Energy Southeast A Cooperative District, RB, Series A-1, 5.50%, 11/01/53(b)	50,000	51,047,250
Southeast Energy Authority A Cooperative District, RB(b)
Series A, 4.00%, 11/01/51	102,970	98,036,810
Series A, 5.25%, 01/01/54	60,000	60,377,460
Series B, 5.00%, 01/01/54	11,945	12,059,111
Series B-1, 5.00%, 05/01/53	20,000	19,940,620

		411,293,003

Arizona — 1.6%
Arizona Industrial Development Authority, Refunding RB(c)
Series A, 5.25%, 07/01/37	1,230	1,097,047
Series A, 5.50%, 07/01/52	2,450	2,089,659
City of Phoenix Civic Improvement Corp., RB
Junior Lien, 5.00%, 07/01/44	42,605	43,738,719
Subordinate, 5.00%, 07/01/44	7,930	8,206,511
City of Phoenix Civic Improvement Corp., Refunding RB
Series A, 5.00%, 07/01/36	11,640	11,832,921
Series A, 5.00%, 07/01/37	4,875	4,944,776
Maricopa County Industrial Development Authority, RB, Series A-1, 5.00%, 01/01/53(b)	3,865	3,980,919
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 01/01/38	36,100	36,556,376
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	215	219,835
Salt River Project Agricultural Improvement & Power District, Refunding RB
Series A, 5.00%, 12/01/36	18,330	18,590,451
Series A, 5.00%, 01/01/38	11,015	11,272,388
Tucson Industrial Development Authority/Pima County Industrial Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	6,125	6,479,674

		149,009,276

Arkansas — 0.8%
Arkansas Development Finance Authority, RB(c) 12.00%, 07/01/48	15,700	15,875,573

Security	Par (000)	Value

Arkansas (continued)
Arkansas Development Finance Authority, RB(c) (continued)
AMT, 6.88%, 07/01/48	$18,200	$18,183,347
Series A, AMT, 4.50%, 09/01/49	4,750	4,321,664
Series A, AMT, 4.75%, 09/01/49	34,660	32,080,603
University of Arkansas, RB, Series A, 5.00%, 12/01/45	2,360	2,427,357

		72,888,544

California — 13.2%
California Community Choice Financing Authority, RB(b) 5.00%, 02/01/54	44,000	44,609,356
Series B-1, 4.00%, 02/01/52	148,500	139,928,432
Series C, 5.25%, 01/01/54	16,210	16,170,496
California Community Housing Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/51(c)	7,940	4,809,004
California Infrastructure & Economic Development Bank, RB, Series A, AMT, 3.65%, 01/01/50(b)(c)	49,190	48,804,006
California Pollution Control Financing Authority, Refunding RB, AMT, 4.25%, 07/01/43(b)(c)	36,210	36,204,858
California State Public Works Board, RB, Series B, 4.00%, 05/01/40	10,000	9,403,590
California State Public Works Board, Refunding RB, 5.00%, 09/01/38(d)	5,000	5,356,835
California Statewide Communities Development Authority, SAB, Series C, 3.00%, 09/02/30	3,115	2,972,383
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	27,620	28,536,155
City of Los Angeles Department of Airports, ARB
AMT, 5.00%, 05/15/47	26,170	26,456,666
Series A, AMT, 5.25%, 05/15/48	7,000	7,042,280
Series C, AMT, 5.00%, 05/15/45	17,175	17,393,655
Series C, AMT, Subordinate, 5.00%, 05/15/44	8,000	8,033,072
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.00%, 05/15/45	18,000	18,330,210
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(c)	8,940	6,589,522
CSCDA Community Improvement Authority, RB, M/F Housing(c)
3.13%, 07/01/56	23,665	14,074,735
4.00%, 07/01/58	9,055	5,711,604
Series A, 5.00%, 01/01/54	8,950	6,486,638
Series B, 4.00%, 07/01/58	10,330	6,640,888
Mezzanine Lien, 4.00%, 06/01/57	7,220	4,615,327
Series B, Mezzanine Lien, 4.00%, 12/01/59	6,125	3,593,048
Senior Lien, 3.13%, 06/01/57	13,670	8,136,589
Series B, Sub Lien, 4.00%, 12/01/59	15,875	9,630,759
East Bay Municipal Utility District Water System Revenue, Refunding RB
Series A, 4.00%, 06/01/33	13,900	13,977,687
Series A, 4.00%, 06/01/34	14,000	14,084,042
Irvine Facilities Financing Authority, RB, 5.25%, 05/01/48	25,000	25,460,700
Long Beach Unified School District, GO, Series C, 5.00%, 08/01/44	9,900	10,501,653
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series A, 5.25%, 07/01/44	24,365	25,147,506
Los Angeles Department of Water & Power, Refunding RB
Series B, 5.25%, 07/01/37	13,500	14,154,251

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power, Refunding RB (continued)
Series B, 5.25%, 07/01/38	$15,000	$15,666,720
Series B, 5.25%, 07/01/39	7,000	7,296,317
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	8,000	7,991,256
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	20,000	20,663,040
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	35,000	35,933,380
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, AMT, 5.00%, 05/01/48	36,595	36,160,947
Series A, AMT, 5.00%, 05/01/44	32,450	32,442,277
Series A, AMT, 5.00%, 05/01/49	28,200	27,921,638
Series B, AMT, 5.00%, 05/01/46	57,000	56,506,893
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, 1.00%, 10/01/26	100,000	93,277,000
San Mateo County Transit District, Refunding RB, Series A, 4.00%, 06/01/32	15,645	15,735,225
State of California, Refunding GO 5.25%, 10/01/39	24,635	25,315,394
5.00%, 09/01/41	70,000	73,857,280
University of California, RB
Series AM, 5.00%, 05/15/44	26,780	26,902,090
Series M, 5.00%, 05/15/42	100,000	102,574,300
University of California, Refunding RB, Series Q, 5.00%, 05/15/46	89,790	93,297,377

		1,254,397,081

Colorado — 3.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series B, 5.00%, 12/01/43	5,000	5,031,600
Series A, AMT, 5.00%, 12/01/37	25,110	25,388,872
Series A, AMT, 5.00%, 12/01/43	13,860	13,716,119
Series A, AMT, 5.25%, 12/01/43	40,000	40,345,760
Series A, AMT, 5.00%, 11/15/47	32,440	32,374,666
Series A, AMT, 5.00%, 12/01/48	4,120	3,849,382
Series A, AMT, 5.25%, 12/01/48	21,575	21,774,245
Series D, AMT, 5.75%, 11/15/45	3,290	3,492,476
City & County of Denver Colorado Pledged Excise Tax Revenue, RB
Series A-1, 5.00%, 08/01/41	7,915	8,022,248
Series A-1, 5.00%, 08/01/48	12,920	13,021,138
City & County of Denver Colorado, COP, Series A, 5.38%, 06/01/43	10,000	10,204,320
City of Colorado Springs Colorado Utilities System Revenue, RB
Series A, 5.25%, 11/15/48	13,515	14,170,437
Series B, 5.00%, 11/15/47	11,500	11,787,489
Colorado Educational & Cultural Facilities Authority, Refunding RB(c) 4.00%, 07/01/31	500	467,898
4.00%, 07/01/41	750	594,694
4.00%, 07/01/51	755	544,132
4.00%, 07/01/61	1,225	836,210

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	$4,390	$4,456,991
Colorado Health Facilities Authority, Refunding RB 5.00%, 11/15/58(b)	5,000	5,228,660
Series A, 5.00%, 08/01/44	11,550	11,179,106
Series A, 5.00%, 05/15/47	26,070	26,460,476
Cottonwood Highlands Metropolitan District No. 1, GO, Series A, 5.00%, 12/01/49	900	747,649
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/45	2,480	2,569,114
Mayfield Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,190	1,043,968
State of Colorado, COP, Series J, 5.25%, 03/15/42	20,000	20,551,660
University of Colorado, Refunding RB, Series A-2, 4.00%, 06/01/38	7,545	7,111,253

		284,970,563

Connecticut — 0.8%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series B, 5.75%, 11/15/53	14,235	14,744,129
Connecticut State Health & Educational Facilities Authority, RB, Series Q-1, 5.00%, 07/01/46	5,570	5,577,108
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series 2015-A, 0.38%, 07/01/35(b)	39,965	38,907,286
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	1,180	1,150,468
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/39	2,840	2,741,188
Series A, 5.00%, 07/01/41	15,285	16,016,219

		79,136,398

Delaware — 0.3%
Delaware State Economic Development Authority, Refunding RB, Series A, 1.25%, 10/01/45(b)	25,165	23,469,106
Delaware Transportation Authority, RB, 5.00%, 06/01/45	6,680	6,713,306

		30,182,412

District of Columbia — 3.8%
District of Columbia Water & Sewer Authority, Refunding RB
Series B, Sub-Lien, 5.25%, 10/01/40	48,060	48,901,771
Series B, Sub-Lien, 5.25%, 10/01/44	63,075	63,938,055
District of Columbia, GO
Series A, 5.00%, 06/01/31	5,000	5,117,505
Series A, 5.00%, 06/01/36	7,275	7,403,586
Series A, 5.00%, 06/01/37	8,660	8,792,091
Series A, 5.00%, 06/01/38	4,500	4,561,412
Series A, 5.00%, 06/01/41	5,000	5,088,925
Series D, 5.00%, 06/01/42	34,680	35,389,206
District of Columbia, RB, Series C, 5.00%, 05/01/45	10,000	10,259,100
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	18,355	19,410,743
District of Columbia, Refunding RB, Series C, 5.00%, 10/01/34	1,670	1,779,388
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/36	10,000	10,194,920
Series A, AMT, 5.00%, 10/01/48	12,400	12,151,826

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
5.00%, 07/15/48	$26,600	$27,436,145
Series A, 5.00%, 07/15/45	10,175	10,429,741
Washington Metropolitan Area Transit Authority, RB
5.00%, 07/01/43	35,480	35,819,437
Series B, 5.00%, 07/01/42	54,400	54,961,136

		361,634,987

Florida — 3.6%
Brevard County Health Facilities Authority, Refunding RB(c)
4.00%, 11/15/45	2,830	2,093,306
4.00%, 11/15/55	4,170	2,847,159
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49(c)	4,365	3,410,069
Capital Trust Agency, Inc., RB, CAB, Subordinate, 0.00%, 01/01/61(c)(e)	6,915	404,009
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	12,910	12,728,382
City of Tampa Florida, SAB
5.25%, 05/01/43	11,720	12,041,011
5.25%, 05/01/46	15,430	15,807,433
County of Broward Florida Port Facilities Revenue, ARB, Series A, 5.00%, 09/01/38	1,270	1,322,767
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	112,405	111,635,026
County of Miami-Dade Seaport Department, ARB(f)
Series A, 6.00%, 10/01/23	6,325	6,325,000
Series B, AMT, 6.00%, 10/01/23	2,350	2,350,000
Series B, AMT, 6.25%, 10/01/23	5,000	5,000,000
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/47	19,050	18,373,458
County of Palm Beach Florida, RB, 5.00%, 12/01/43	5,325	5,537,808
Florida Development Finance Corp., RB(c)
6.50%, 06/30/57	8,670	7,688,166
Series C, 5.75%, 12/15/56	6,295	4,728,943
AMT, 5.00%, 05/01/29	1,820	1,666,055
AMT, 6.13%, 07/01/32(b)	11,725	11,619,604
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(c)	18,065	12,066,643
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/44	28,000	27,619,144
Sub-Series A, AMT, 5.00%, 10/01/42	22,310	22,057,161
Sub-Series A, AMT, 5.00%, 10/01/47	32,485	31,594,229
Hillsborough County Port District, ARB, Series A, 5.25%, 06/01/48	8,375	8,561,335
Lakewood Ranch Stewardship District, SAB, 4.63%, 05/01/27	1,395	1,380,819
Live Oak Lake Community Development District, SAB 4.40%, 05/01/40	1,600	1,372,414
4.60%, 05/01/51	2,840	2,294,115
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,370	6,551,007
River Landing Community Development District, SAB Series A, 4.13%, 05/01/40	860	705,263

Security	Par (000)	Value

Florida (continued)
River Landing Community Development District, SAB (continued)
Series B, 4.25%, 11/01/35	$675	$596,134
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(g)(h)	147	70,702
Windward Community Development District, SAB, Series A-2, 4.40%, 11/01/35	840	742,372

		341,189,534

Georgia — 3.3%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series D, AMT, Subordinate, 4.00%, 07/01/34	20,615	19,866,222
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	30,000	30,215,910
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	5,030	4,154,237
Main Street Natural Gas, Inc., RB(b)
Series A, 5.00%, 06/01/53	56,135	55,563,770
Series B, 5.00%, 07/01/53	46,510	46,943,938
Series C, 4.00%, 03/01/50	20,710	20,188,129
Series C, 5.00%, 09/01/53	54,545	55,056,741
Series D, 5.00%, 12/01/54	20,000	19,955,460
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(b)	39,165	39,348,762
State of Georgia, GO, Series A, 4.00%, 02/01/32	20,400	20,482,131

		311,775,300

Hawaii — 0.1%
City & County of Honolulu Hawaii, RB, M/F Housing, 5.00%, 06/01/27(b)	8,925	9,123,447

Idaho — 0.2%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	18,000	18,886,824

Illinois — 6.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	2,200	2,026,070
Series H, 5.00%, 12/01/36	4,620	4,510,123
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	4,000	4,029,924
Series B, 4.00%, 12/01/35	11,640	10,479,306
Series C, 5.00%, 12/01/24	4,445	4,446,520
Series C, 5.00%, 12/01/25	12,760	12,768,715
Series C, 5.00%, 12/01/26	3,060	3,069,976
Series F, 5.00%, 12/01/24	9,585	9,588,278
Series G, 5.00%, 12/01/34	5,000	5,010,340
Chicago O’Hare International Airport, ARB
Series D, AMT, Senior Lien, 5.00%, 01/01/42	2,225	2,211,588
Series D, AMT, Senior Lien, 5.00%, 01/01/47	2,500	2,439,982
Series D, Senior Lien, 5.25%, 01/01/42	56,710	57,905,447
Series D, Senior Lien, 5.00%, 01/01/47	20,000	20,160,080
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/39	4,000	4,015,792
Series B, Senior Lien, 5.00%, 01/01/48	6,000	6,075,588
Chicago O’Hare International Airport, Refunding RB
Series A, AMT, 5.00%, 01/01/34	5,600	5,605,275
Series B, Senior Lien, 5.00%, 01/01/38	30,000	30,557,820
Series B, Senior Lien, 5.00%, 01/01/39	64,885	65,947,687

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/48	$2,000	$2,061,508
Illinois Finance Authority, Refunding RB 4.00%, 08/15/40	4,000	3,613,636
5.00%, 10/01/48	31,850	32,252,966
Series A, 5.00%, 07/15/42	23,695	24,091,370
Series C, 5.00%, 02/15/41	37,295	37,854,462
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	9,770	10,134,421
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/36	11,000	11,166,111
Series A, 5.00%, 01/01/40	20,500	20,509,348
Series A, 5.00%, 01/01/42	37,500	38,272,162
Series A, 5.00%, 01/01/45	10,785	10,958,768
Series A, 5.25%, 01/01/45	37,315	39,037,386
Series B, 5.00%, 01/01/40	35,105	35,189,287
Southwestern Illinois Development Authority, RB, (BAM), 5.50%, 12/01/40	2,600	2,772,804
State of Illinois, GO 5.50%, 05/01/39	9,040	9,324,425
Series A, 5.00%, 11/01/29	27,500	28,802,922
Series B, 5.50%, 05/01/47	10,000	10,411,780
Series C, 5.50%, 10/01/42	28,000	28,917,420
State of Illinois, GO, BAB, Series B, 5.00%, 11/01/32	14,000	14,510,622
State of Illinois, Refunding GO, Series A, 5.00%, 10/01/28	19,250	20,039,635
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	1,920	1,920,396

		632,689,940

Indiana — 0.2%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	3,870	3,883,162
AMT, 7.00%, 01/01/44	7,330	7,356,293
Indiana Finance Authority, Refunding RB, Series A, 4.00%, 12/01/40	3,870	3,500,949

		14,740,404

Kentucky — 0.1%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(b)	12,350	11,613,248

Louisiana — 2.3%
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51(b)	195,960	186,503,950
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, 0.88%, 02/01/46(b)	21,580	20,541,182
Louisiana Public Facilities Authority, RB(c)
Series A, 5.00%, 04/01/39	1,425	1,175,524
Series A, 5.00%, 06/01/39	1,300	1,154,856
Series A, 5.00%, 06/01/49	3,000	2,511,915
Series A, 5.00%, 06/01/58	4,500	3,640,104
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 04/01/45	5,000	5,033,795

		220,561,326

Maryland — 1.1%
City of Baltimore Maryland, Refunding RB Series A, 4.50%, 09/01/33	2,735	2,495,266

Security	Par (000)	Value

Maryland (continued)
City of Baltimore Maryland, Refunding RB (continued)
Series A, 5.00%, 09/01/38	$1,400	$1,306,188
County of Anne Arundel Maryland, GO, 5.00%, 10/01/43	2,880	3,038,659
County of Frederick Maryland, GO, 5.00%, 04/01/41	6,035	6,421,657
County of Montgomery Maryland, RB 5.00%, 12/01/44	21,780	21,868,797
Series 2016, 5.00%, 12/01/45	13,955	14,022,221
County of Prince George’s Maryland, COP, 5.00%, 10/01/48	6,175	6,278,783
County of Prince George’s Maryland, Refunding GO, Series A, 5.00%, 08/01/42	1,660	1,747,238
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	12,285	11,764,669
Maryland Stadium Authority, RB
Series A, 5.00%, 03/01/37	4,665	4,968,332
Series A, 5.00%, 09/01/37	5,000	5,301,305
State of Maryland, GO, Series 1, 4.00%, 06/01/29	7,910	7,929,846
Washington Suburban Sanitary Commission, RB 4.00%, 06/01/38	8,725	8,314,864
(GTD), 4.00%, 06/01/41	9,750	9,148,932

		104,606,757

Massachusetts — 6.7%
City of Boston Massachusetts, GO, Series A, 5.00%, 11/01/41	19,315	20,796,074
Commonwealth of Massachusetts, GO
Series A, 5.00%, 03/01/41	4,050	4,062,466
Series A, 5.25%, 04/01/42	42,000	43,341,102
Series A, 5.25%, 01/01/44	16,490	17,216,929
Series A, 5.25%, 04/01/47	85,000	87,277,150
Series C, 5.00%, 07/01/40	5,000	5,066,930
Series C, 5.25%, 10/01/47	10,125	10,744,387
Series E, 5.25%, 09/01/43	92,000	95,859,308
Massachusetts Bay Transportation Authority Assessment Revenue, Refunding RB, Series A-1, 4.00%, 07/01/40	10,000	9,505,730
Massachusetts Bay Transportation Authority Sales Tax Revenue, RB, Series A, 5.00%, 07/01/40	9,145	9,256,057
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Sub-Series A-1, 5.00%, 07/01/43	9,100	9,592,310
Sub-Series A-1, 5.25%, 07/01/48	57,645	61,292,026
Subordinate, 5.00%, 07/01/41	1,900	1,951,815
Massachusetts Development Finance Agency, RB, Series A, 5.25%, 01/01/42	9,655	9,463,145
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	21,640	21,616,196
Massachusetts Port Authority, Refunding ARB
Series A, 5.00%, 07/01/40	5,680	5,747,785
Series A, AMT, 5.00%, 07/01/34	2,110	2,153,504
Series A, AMT, 5.00%, 07/01/47	4,000	3,960,164
Series B, AMT, 5.00%, 07/01/43	18,805	18,488,004
Series C, AMT, 5.00%, 07/01/44	15,000	15,068,070
Series C, AMT, 5.00%, 07/01/49	10,000	9,873,490
Massachusetts Port Authority, Refunding RB, Series B, AMT, 5.00%, 07/01/37	1,000	1,025,727
Massachusetts School Building Authority, RB, Series B, 5.25%, 02/15/48	70,505	72,532,442
Massachusetts School Building Authority, Refunding RB, Series D, 4.75%, 08/15/32	10,000	10,179,640

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
University of Massachusetts Building Authority, Refunding RB
Series 1, 5.00%, 11/01/39	$8,190	$8,238,395
Series 1, 5.25%, 11/01/42	58,840	60,736,413
Series 1, 5.25%, 11/01/47	14,425	14,827,039

		629,872,298

Michigan — 2.7%
City of Grand Rapids Michigan Sanitary Sewer System Revenue, RB, 5.00%, 01/01/48	2,000	2,025,944
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.00%, 06/01/39	4,570	4,175,604
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	20,000	20,435,480
Michigan Finance Authority, RB
Series A, 5.00%, 11/15/48	5,000	4,877,160
Series A, 6.50%, 06/01/57(c)	5,980	5,105,084
Series S, 5.00%, 11/01/44	12,810	12,655,550
Michigan Finance Authority, Refunding RB 5.00%, 11/15/41	63,865	63,739,122
Series 2016, 5.25%, 12/01/41	25,630	26,047,923
Series A, 5.00%, 12/01/37	25,105	25,642,122
Series A, 5.00%, 12/01/41	9,370	9,548,274
Series A, 5.00%, 12/01/42	10,150	10,254,768
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 04/15/41	2,540	2,581,339
Series I, 5.00%, 10/15/45	3,750	3,777,675
Series I, 5.00%, 10/15/51	5,050	5,076,194
Series I, 5.25%, 10/15/57	7,205	7,524,873
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	2,950	2,904,036
Michigan State University, Refunding RB
Series A, 4.00%, 08/15/34	3,900	3,880,773
Series A, 5.00%, 08/15/40	9,000	9,083,439
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	16,470	15,319,373
Plymouth-Canton Community School District, GO, 5.00%, 05/01/42	3,100	3,211,594
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/38	10,000	9,494,340
Waterford School District, GO, (Q-SBLF), 5.00%, 05/01/42	1,225	1,264,550
West Bloomfield School District, GO
Series I, (Q-SBLF), 5.00%, 05/01/40	4,940	5,152,148
Series I, (Q-SBLF), 5.00%, 05/01/41	5,815	6,045,355

		259,822,720

Minnesota — 0.5%
Minnesota Housing Finance Agency, RB, S/F Housing
Series F, (FHLMC, FNMA, GNMA), 5.75%, 07/01/53	4,500	4,676,310
Series O, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53(d)	3,795	3,992,260
Minnesota Public Facilities Authority State Revolving Fund, RB, Series A, 5.00%, 03/01/35	10,010	10,328,558
State of Minnesota, GO
Series A, 4.00%, 09/01/34	1,820	1,818,959
Series A, 4.00%, 09/01/40	14,745	13,924,146

Security	Par (000)	Value

Minnesota (continued)
State of Minnesota, GO (continued)
Series A, 5.00%, 08/01/41	$2,990	$3,176,480
Series A, 4.00%, 09/01/41	6,255	5,855,950

		43,772,663

Mississippi — 0.1%
Medical Center Educational Building Corp., Refunding RB, 5.00%, 06/01/47	8,975	9,058,602

Missouri — 0.4%
Curators of the University of Missouri, Refunding RB
Series A, 4.00%, 11/01/31	5,500	5,514,570
Series A, 4.00%, 11/01/33	5,000	4,949,320
Series A, 4.00%, 11/01/34	5,000	4,797,160
Health & Educational Facilities Authority of the State of Missouri, RB 4.50%, 01/01/39	16,085	15,789,422
Series A, 5.00%, 10/01/46	6,000	6,027,126
Metropolitan St Louis Sewer District, Refunding RB, Series A, 5.00%, 05/01/39	4,925	5,219,106

		42,296,704

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series A, 5.75%, 12/01/53	9,350	9,685,955

Nevada — 0.7%
County of Clark Nevada Passenger Facility Charge Revenue, Refunding RB, 5.00%, 07/01/33	1,125	1,197,699
County of Clark Nevada, GO, Series A, 5.00%, 06/01/43	60,000	61,181,160
State of Nevada Department of Business & Industry, RB
Series A, 4.50%, 12/15/29(c)	280	263,130
Series A, 5.00%, 07/15/37	875	814,273
Series A, 5.00%, 07/15/47	1,400	1,256,416

		64,712,678

New Jersey — 2.8%
Borough of Waldwick New Jersey, Refunding GO, 5.00%, 10/10/24(d)	5,000	5,029,075
New Jersey Economic Development Authority, RB, 5.00%, 06/15/43	7,550	7,618,614
New Jersey Economic Development Authority, Refunding RB, AMT, 3.75%, 11/01/34(b)	7,135	6,817,200
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/40	3,855	3,547,641
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/35	7,375	7,605,469
Series A, 5.00%, 07/01/38	11,950	12,159,985
Series A, 5.00%, 07/01/39	22,245	22,593,646
Series A, 4.00%, 07/01/40	10,000	8,988,270
Series A, 5.00%, 07/01/43	12,385	12,478,618
New Jersey Transportation Trust Fund Authority, RB 5.25%, 06/15/43	9,000	9,303,012
Series C, 5.25%, 06/15/32	20,010	20,273,972
Series S, 5.00%, 06/15/46	12,350	12,433,894
New Jersey Transportation Trust Fund Authority, Refunding RB
Series AA, 5.00%, 06/15/38	2,955	3,051,386
Series AA, 5.00%, 06/15/39	8,500	8,737,940

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB (continued)
Series AA, 5.00%, 06/15/40	$4,985	$5,103,020
New Jersey Turnpike Authority, RB
Series B, 5.00%, 01/01/46	26,315	27,193,632
Series E, 5.00%, 01/01/34	4,425	4,490,455
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	4,325	4,075,517
State of New Jersey, GO 2.00%, 06/01/37	9,900	6,852,374
5.00%, 06/01/40	12,500	12,825,075
5.00%, 06/01/41	11,500	11,778,564
5.00%, 06/01/42	10,500	10,733,793
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	17,500	17,551,887
Series A, 5.25%, 06/01/46	20,350	20,666,748
Wall Township School District, GO 4.00%, 07/15/40	2,240	2,059,378
4.00%, 07/15/41	2,700	2,464,233

		266,433,398

New Mexico — 0.1%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	125	129,130
New Mexico Mortgage Finance Authority, RB, S/F Housing, (FHLMC, FNMA, GNMA), 5.75%, 03/01/54	6,500	6,746,584

		6,875,714

New York — 10.3%
City of New York, GO
Series B, 5.25%, 10/01/47	4,040	4,208,779
Series D-1, 5.25%, 05/01/41	4,210	4,448,779
Series D-1, 5.50%, 05/01/44	7,840	8,366,668
Series D-1, 5.50%, 05/01/45	1,000	1,065,000
Series D-1, 5.50%, 05/01/46	2,655	2,826,574
Sub-Series E1, 5.25%, 04/01/47	10,000	10,434,980
Sub-Series F-1, 5.00%, 04/01/43	52,780	53,661,320
City of New York, Refunding GO, Series A, 5.00%, 08/01/31	3,235	3,268,715
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	41,825	42,565,386
Long Island Power Authority, RB, 5.00%, 09/01/39	2,170	2,228,486
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	10,000	10,003,230
New York City Municipal Water Finance Authority, Refunding RB
5.00%, 06/15/40	3,920	4,034,327
Series BB-1, 5.00%, 06/15/44	2,460	2,540,361
Series BB-1, 4.00%, 06/15/45	25,000	22,562,325
Series CC, 5.25%, 06/15/46	61,465	62,585,753
Series CC1, 5.00%, 06/15/37	24,000	24,675,480
Series CC1, 5.25%, 06/15/37	15,000	15,569,415
Series DD-2, 5.00%, 06/15/40	21,260	21,814,652
Series EE, 5.25%, 06/15/36	14,500	15,216,271
Series EE, 5.00%, 06/15/40	34,240	35,140,170
Series EE, 4.00%, 06/15/45	11,555	10,437,169
Series FF, 5.00%, 06/15/40	23,790	24,482,884

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	$31,165	$32,064,578
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.50%, 11/01/45	19,690	21,098,504
Series E-1, 5.00%, 02/01/41	10,500	10,568,029
Subordinate, 4.00%, 05/01/40	6,835	6,314,720
Series A, Subordinate, 5.00%, 05/01/43	7,500	7,735,530
Series C-3, Subordinate, 5.00%, 05/01/40	5,000	5,111,255
Series F-1, Subordinate, 5.00%, 02/01/39	1,000	1,041,929
Series F-1, Subordinate, 5.00%, 02/01/43	14,280	14,689,693
Series F-1, Subordinate, 5.00%, 02/01/44	4,000	4,104,984
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	15,000	13,680,450
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/43	2,220	2,252,785
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/44	4,130	4,028,509
Series A, 5.25%, 03/15/38	5,000	5,219,795
Series A, 4.00%, 03/15/40	37,960	35,313,884
Series A, 4.00%, 03/15/42	6,105	5,583,554
Series A, 5.00%, 03/15/46	66,155	67,735,906
Series C, 5.00%, 03/15/39	11,650	11,681,665
Series E, 5.00%, 03/15/41	20,150	20,647,483
Series E, 5.00%, 03/15/42	16,800	17,174,825
New York State Housing Finance Agency, RB, M/F Housing, Series J, (SONYMA), 1.10%, 11/01/61(b)	36,070	31,747,624
New York State Thruway Authority, RB, Series A, Junior Lien, 5.00%, 01/01/46	5,000	4,989,230
New York State Urban Development Corp., Refunding RB
Series A, 5.00%, 03/15/46	12,225	12,531,138
Series E, 4.00%, 03/15/41	24,000	22,146,912
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	1,650	1,645,245
AMT, 5.00%, 12/01/37	10	9,827
AMT, 5.00%, 12/01/38	12,150	11,908,628
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	25,020	24,778,682
Port Authority of New York & New Jersey, ARB AMT, 5.00%, 11/01/49	8,465	8,269,052
Consolidated, 218th Series, AMT, 5.00%, 11/01/44	46,300	45,765,003
Port Authority of New York & New Jersey, Refunding ARB 5.00%, 10/15/42	10,000	10,119,000
AMT, 5.00%, 09/01/30	5,000	5,030,225
AMT, 5.00%, 01/15/47	12,550	12,581,375
Series 207, AMT, 5.00%, 09/15/31	14,950	15,311,521
Series 231, AMT, 5.50%, 08/01/40	6,715	7,055,182
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.25%, 11/15/45	7,805	7,880,896
Series B, 5.00%, 11/15/35	10,895	11,284,856
Series C-2, 5.00%, 11/15/42	55,995	56,920,373

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Utility Debt Securitization Authority, Refunding RB, Restructured, 5.00%, 12/15/33	$15,040	$15,509,474
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,500	2,321,418

		975,990,463

North Carolina — 0.3%
County of Union North Carolina, GO 5.00%, 09/01/42	3,270	3,461,292
5.00%, 09/01/43	4,220	4,455,569
State of North Carolina, GO, Series A, 4.00%, 06/01/33	11,565	11,618,858
State of North Carolina, Refunding GO, Series B, 5.00%, 06/01/24	10,000	10,082,800

		29,618,519

North Dakota — 0.1%
North Dakota Public Finance Authority, RB, Series C, 5.00%, 06/01/40	6,370	6,420,941

Ohio — 0.9%
City of Cleveland Ohio, GO, 5.00%, 12/01/43	4,625	4,692,761
County of Franklin Ohio, RB 5.00%, 05/15/40	4,750	4,772,254
Series 2017, 5.00%, 12/01/46	2,000	2,000,044
Ohio Higher Educational Facility Commission, RB, 5.00%, 10/01/42	3,645	3,768,372
Ohio University, Refunding RB
Series A, 5.00%, 12/01/44	9,500	9,607,283
Series A, 5.00%, 12/01/45	14,000	14,136,752
Ohio Water Development Authority Water Pollution Control Loan Fund, RB
Series B, 5.00%, 12/01/39	10,000	10,659,110
Series B, 5.00%, 12/01/40	11,500	12,219,612
Series B, 5.00%, 12/01/41	10,000	10,577,080
State of Ohio, RB, 4.00%, 01/01/40	2,715	2,485,838
State of Ohio, Refunding RB, 5.00%, 01/01/39	875	912,013
University of Cincinnati, RB, Series A, 5.00%, 06/01/45	5,000	5,043,220

		80,874,339

Oklahoma — 0.2%
Grand River Dam Authority, RB, Series A, 5.00%, 06/01/39	5,400	5,395,194
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(c)	7,990	7,885,307
Oklahoma Turnpike Authority, RB, Series C, 5.00%, 01/01/47	10,000	10,178,100

		23,458,601

Oregon — 0.1%
Oregon State Lottery, RB, Series A, 5.00%, 04/01/35	2,035	2,115,102
State of Oregon, GO, Series D, 5.00%, 05/01/41	3,670	3,738,159

		5,853,261

Pennsylvania — 1.1%
Allentown Neighborhood Improvement Zone
Development Authority, RB(c) 5.00%, 05/01/27	2,680	2,698,570
5.00%, 05/01/32	3,750	3,709,496
Lancaster County Hospital Authority, Refunding RB, 5.00%, 08/15/42	4,500	4,539,528

Security	Par (000)	Value

Pennsylvania (continued)
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/47	$5,500	$5,546,580
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,670	1,653,096
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 5.00%, 02/15/47	10,160	10,261,143
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series A, AMT, 5.25%, 12/01/44	30,000	31,034,520
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/46	46,430	47,472,353

		106,915,286

Puerto Rico — 1.0%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	36,800	37,998,538
Series A-1, Restructured, 5.75%, 07/01/31	11,497	12,003,075
Series A-1, Restructured, 4.00%, 07/01/33	20,418	18,283,150
Series A-1, Restructured, 4.00%, 07/01/35	8,168	7,091,596
Series A-1, Restructured, 4.00%, 07/01/37	25,180	21,229,183

		96,605,542

South Carolina — 0.7%
County of Dorchester South Carolina, SAB(c) 5.88%, 10/01/40	1,245	1,200,229
6.00%, 10/01/51	3,000	2,766,216
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(b)	25,600	25,727,795
Piedmont Municipal Power Agency, Refunding RB, Series C, 5.00%, 01/01/34	10,000	10,239,130
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(c)	10,135	8,621,692
South Carolina Jobs-Economic Development Authority, Refunding RB, 5.25%, 11/15/37	3,005	2,758,154
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B, 6.00%, 01/01/54	10,000	10,544,730

		61,857,946

Tennessee — 1.5%
County of Shelby Tennessee, Refunding GO, 4.00%, 04/01/40	15,005	14,029,375
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/48	10,465	10,177,422
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.00%, 07/01/40	3,500	3,603,653
Metropolitan Nashville Airport Authority, ARB, Series A, Subordinate, 5.00%, 07/01/39	1,000	1,029,399
State of Tennessee, Refunding GO, Series A, 5.00%, 08/01/33	2,150	2,236,148
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(b)	92,910	92,723,715
Tennessee Housing Development Agency, RB, S/F Housing, Series 2A, 5.75%, 01/01/54	13,000	13,477,971

		137,277,683

Texas — 10.8%
Arlington Higher Education Finance Corp., RB 7.88%, 11/01/62(c)	9,425	9,112,222
Series A, (PSF), 5.00%, 02/15/31	1,380	1,408,639

7

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Arlington Higher Education Finance Corp., RB (continued)
Series A, 5.30%, 04/01/62(c)	$6,415	$4,964,459
Series A, 5.75%, 08/15/62	4,950	4,098,533
Austin Community College District, GO, 5.00%, 08/01/48	10,000	10,385,580
Austin Independent School District, GO 5.00%, 08/01/43	12,250	12,665,998
5.00%, 08/01/48	9,615	9,743,254
Board of Regents of the University of Texas System, Refunding RB, Series A, 5.00%, 08/15/43	11,035	11,490,779
City of Austin Texas Electric Utility Revenue, Refunding RB 5.00%, 11/15/48	23,000	23,487,554
Series A, 5.00%, 11/15/45	45,000	45,330,570
Series B, 5.00%, 11/15/44	5,375	5,498,512
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series C, 5.00%, 10/01/45	21,635	22,279,701
City of Dallas Texas, Refunding GO 5.00%, 02/15/32	5,035	5,110,550
Series A, 5.00%, 02/15/40	1,485	1,547,317
Series A, 5.00%, 02/15/41	1,640	1,704,532
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/46	40,000	40,469,160
City of Fort Worth Texas, RB, Series A, 5.25%, 03/01/43	15,000	15,075,675
City of Garland Texas, Refunding GO, 4.00%, 02/15/40	10,430	9,634,212
City of Houston Texas Combined Utility System Revenue, Refunding RB
Series B, 1st Lien, 5.00%, 11/15/42	25,000	25,488,625
Series D, 1st Lien, 5.00%, 11/15/44	20,000	19,972,800
City of Midland Texas, Refunding GO, Series B, 5.00%, 03/01/47	17,985	18,394,500
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/40	10,000	10,567,570
Series A, 5.25%, 02/01/41	25,625	26,975,386
Series A, 5.25%, 02/01/42	9,150	9,595,916
Series A, 5.25%, 02/01/43	6,520	6,807,597
County of Fort Bend Texas, Refunding GO, Series B, 5.00%, 03/01/29	8,205	8,332,817
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, Senior Lien, 4.00%, 08/15/38	5,000	4,840,480
Dallas Fort Worth International Airport, Refunding RB, Series A, 5.00%, 11/01/33	5,675	6,036,356
Dallas Independent School District, Refunding GO, (PSF), 5.00%, 02/15/48	32,525	33,479,284
Denton Independent School District, GO, (PSF), 5.00%, 08/15/43	11,500	12,086,155
Grand Parkway Transportation Corp., RB
Series A, 5.00%, 10/01/43	79,365	81,555,633
Series A, 5.00%, 10/01/48	1,535	1,566,738
Greater Texoma Utility Authority, RB
Series A, (BAM), 5.00%, 10/01/40	1,000	1,028,057
Series A, (BAM), 5.00%, 10/01/41	2,600	2,663,414
Series A, (BAM), 5.25%, 10/01/48	17,400	17,828,910

Security	Par (000)	Value

Texas (continued)
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	$40	$38,963
Lamar Consolidated Independent School District, GO, Series A, (PSF), 5.00%, 02/15/39	3,070	3,219,009
Lower Colorado River Authority, Refunding RB 5.00%, 05/15/42	850	859,511
5.00%, 05/15/45	2,000	2,004,618
5.25%, 05/15/48	33,840	34,727,995
(AGM), 5.50%, 05/15/48	15,000	15,674,895
5.00%, 05/15/50	10,310	10,316,970
Series A, 5.50%, 05/15/47	5,000	5,242,355
Mesquite Independent School District, GO, (PSF), 5.00%, 08/15/33	1,000	1,045,800
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(c)	7,000	6,647,305
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 07/01/40	4,000	3,463,384
Series A, 5.00%, 07/01/57	7,000	5,343,695
New Hope Cultural Education Facilities Finance Corp., Refunding RB
Series A, 4.00%, 08/15/40	2,000	1,801,752
Series A, 6.63%, 10/01/43	3,685	3,166,299
Series A, 6.75%, 10/01/52	580	481,787
Series B2, 4.50%, 10/01/26	2,970	2,823,059
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/39	5,590	5,638,588
Series A, 5.00%, 01/01/40	22,070	22,740,906
Series A, 5.00%, 01/01/43	14,610	14,756,348
Pecos Barstow Toyah Independent School District, GO
(PSF), 5.00%, 02/15/42	4,500	4,549,167
(PSF), 5.00%, 02/15/43	4,000	4,040,328
Pflugerville Independent School District, GO
Series A, 5.00%, 02/15/40	8,345	8,705,145
Series A, 5.00%, 02/15/48	32,890	33,375,489
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	24,945	25,290,089
Sands Consolidated Independent School District, GO, (BAM), 5.00%, 02/15/43	1,780	1,814,956
Tarrant County Cultural Education Facilities Finance Corp., RB 5.50%, 11/15/47	11,905	12,564,287
Series B, 5.00%, 07/01/43	50,400	50,954,904
Series B, 5.00%, 07/01/48	11,560	11,576,346
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 02/15/41	13,000	13,173,251
Series A, 5.00%, 11/15/45	7,300	7,337,515
Tarrant County Hospital District, GO, 5.25%, 08/15/48	20,500	21,319,426
Tarrant Regional Water District Water Supply System Revenue, RB, 5.00%, 03/01/48	8,945	9,173,679
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 5.75%, 03/01/54	29,420	30,664,231
Series B, (GNMA), 6.00%, 03/01/53	11,970	12,556,458
Texas Water Development Board, RB 4.00%, 10/15/37	5,220	4,990,210

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Water Development Board, RB (continued) 5.25%, 10/15/46	$60,000	$61,251,060
Series B, 5.00%, 04/15/49	15,000	15,264,015
Weatherford Independent School District, GO
(PSF), 5.00%, 02/15/40	7,140	7,199,091
(PSF), 5.00%, 02/15/45	27,810	27,985,565

		1,025,005,936

Utah — 1.1%
County of Utah, RB, Series B, 5.00%, 05/15/46	23,590	23,727,836
County of Utah, Refunding RB, Series A, 5.00%, 05/15/41	24,970	25,257,504
Intermountain Power Agency, RB
Series A, 5.00%, 07/01/41	5,000	5,211,985
Series A, 5.00%, 07/01/42	6,105	6,341,727
Series A, 5.25%, 07/01/43	8,935	9,440,471
Series A, 5.25%, 07/01/44	16,650	17,557,625
Utah Charter School Finance Authority, RB(c) 5.00%, 06/15/42	1,810	1,459,291
5.00%, 06/15/52	5,420	4,075,038
5.63%, 06/15/54	4,930	3,939,854
5.00%, 06/15/57	3,910	2,869,913
Utah Charter School Finance Authority, Refunding RB(c) 5.25%, 06/15/37	3,795	3,342,773
5.38%, 06/15/48	2,740	2,288,300

		105,512,317

Vermont — 0.1%
East Central Vermont Telecommunications District, RB(c)
Series A, 4.00%, 12/01/30	2,010	1,863,985
Series A, 4.25%, 12/01/40	4,030	3,139,209
Series A, 4.50%, 12/01/50	2,960	2,134,844
Vermont Housing Finance Agency, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 5.75%, 11/01/53	4,500	4,691,110

		11,829,148

Virginia — 2.3%
Ballston Quarter Community Development Authority, TA, Series A, AMT, 5.50%, 03/01/46(g)(h)	1,740	1,184,368
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47	14,750	14,927,207
Hanover County Economic Development Authority, Refunding RB, 5.00%, 07/01/38	125	104,256
University of Virginia, Refunding RB
Series A, 5.00%, 04/01/39	21,600	22,143,931
Series A, 5.00%, 04/01/42	24,825	25,394,635
Virginia College Building Authority, RB, 5.00%, 02/01/40	2,650	2,787,691
Virginia Commonwealth Transportation Board, RB 5.00%, 05/15/40	8,470	8,982,172
4.00%, 05/15/41	10,000	9,242,100
5.00%, 05/15/42	7,000	7,349,531
Virginia Commonwealth University Health System Authority, RB, 5.00%, 07/01/34	2,370	2,454,434
Virginia Port Authority Commonwealth Port Fund, ARB, Series A, 5.25%, 07/01/48	35,000	37,443,105
Virginia Public Building Authority, RB Series A, 4.00%, 08/01/41	29,800	27,736,082

Security	Par (000)	Value

Virginia (continued)
Virginia Public Building Authority, RB (continued)
Series A, 4.00%, 08/01/42	$25,000	$23,005,700
Series A-2, 4.00%, 08/01/38	25,465	24,328,013
Virginia Small Business Financing Authority, RB, 5.00%, 10/01/40	10,850	11,139,814

		218,223,039

Washington — 1.2%
Central Puget Sound Regional Transit Authority, RB, Series S-1, 5.00%, 11/01/41	8,990	9,107,571
City of Spokane Washington Water & Wastewater Revenue, RB, 4.00%, 12/01/32	11,405	11,417,591
King County School District No. 410 Snoqualmie Valley, Refunding GO 5.00%, 12/01/33	5,000	5,115,805
5.00%, 12/01/34	5,000	5,108,400
Snohomish County Public Utility District No. 1 Electric System Revenue, RB, 5.00%, 12/01/37	15,470	15,740,292
State of Washington, GO
Series 2024-A, 5.00%, 08/01/44	15,000	15,633,450
Series A, 5.00%, 08/01/43	4,420	4,599,417
Series C, 5.00%, 02/01/40	2,535	2,634,940
Series C, 5.00%, 02/01/41	14,060	14,659,968
State of Washington, Refunding GO, Series R-2023B, 5.00%, 07/01/41	12,495	13,126,447
University of Washington, Refunding RB, Series B, 4.00%, 06/01/35	3,500	3,382,621
Washington Health Care Facilities Authority, RB, 5.00%, 10/01/47	13,000	13,090,207

		113,616,709

Wisconsin — 0.5%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	2,715	1,952,693
AMT, 4.25%, 07/01/54	4,745	3,072,753
Public Finance Authority, RB(c) 7.00%, 07/01/33	6,580	6,309,042
Series A, 6.25%, 10/01/31	1,715	1,234,800
Series A, 5.00%, 06/15/41	1,215	980,979
Series A, 5.25%, 03/01/45	4,000	3,302,712
Series A, 7.00%, 11/01/46(g)(h)	6,385	4,150,250
Series A, 7.00%, 10/01/47	1,715	1,234,800
Series A, 5.63%, 06/15/49	12,100	10,098,829
Series A, 5.00%, 06/15/51	1,365	1,022,060
Series A, 4.75%, 06/15/56	7,780	5,114,557
Series A, 5.00%, 06/15/56	1,495	1,091,376
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/36	2,000	2,037,788
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.00%, 03/01/54	7,145	7,533,802

		49,136,441

Total Municipal Bonds — 91.7% (Cost: $9,119,099,697)		8,689,425,947

9

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 0.4%
California State University, RB, Series A, 5.00%, 11/01/51	$40,470	$41,569,954

District of Columbia — 0.6%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 5.00%, 07/15/45	50,585	51,851,455

Massachusetts — 0.6%
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	50,000	53,058,700

New York — 0.4%
Port Authority of New York & New Jersey, Refunding ARB, Series 231, AMT, 5.50%, 08/01/47(j)	40,000	41,364,040

Washington — 0.5%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.25%, 05/01/42	45,000	45,475,988

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.5% (Cost: $248,175,758)		233,320,137

Total Long-Term Investments — 94.9% (Cost: $9,432,898,483)		8,986,833,584

	Shares

Short-Term Securities

Money Market Funds — 4.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.95%(a)(k)	469,643,522	469,643,522

Total Short-Term Securities — 4.9% (Cost: $469,536,277)		469,643,522

Total Investments — 99.8% (Cost: $9,902,434,760)		9,456,477,106

Other Assets Less Liabilities — 1.4%		128,189,594

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.2)%		(113,947,257)

Net Assets — 100.0%		$9,470,719,443

(a)	Affiliate of the Fund.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 1, 2030, is $21,130,556.

(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$623,096,181	$—	$(153,449,754	)(a)	$19,081	$(21,986)	$469,643,522	469,643,522	$4,979,976	$—

iShares National Muni Bond ETF	—	65,623,028	—		—	(1,535,528)	64,087,500	625,000	93,428	—

					$19,081	$(1,557,514)	$533,731,022		$5,073,404	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock National Municipal Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	1,287	12/19/23	$139,016	$932,488
U.S. Long Bond	1,314	12/19/23	149,591	2,741,976
5-Year U.S. Treasury Note	1,833	12/29/23	193,066	428,368

				$4,102,832

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$64,087,500	$—	$—	$64,087,500
Municipal Bonds	—	8,689,425,947	—	8,689,425,947
Municipal Bonds Transferred to Tender Option Bond Trusts	—	233,320,137	—	233,320,137
Short-Term Securities
Money Market Funds	469,643,522	—	—	469,643,522

	$533,731,022	$8,922,746,084	$—	$9,456,477,106

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$4,102,832	$—	$—	$4,102,832

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $113,030,007 are categorized as Level 2 within the fair value hierarchy.

11

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock National Municipal Fund

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

ETF	Exchange-Traded Fund

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	12